Borrowings	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Borrowings

Note 7 - Borrowings

Borrowings consist of advances from the Federal Home Loan Bank of New York (FHLB).

The following table sets forth the contractual maturities of borrowings with the FHLB as of December 31:

Advance Date	Maturity Date	Current Rate	2017	2016
			(In Thousands)

04/25/12	04/25/17	1.03%	-	128
08/16/12	08/16/17	1.00%	-	306
09/05/12	09/05/19	1.13%	539	829
11/06/12	11/06/17	0.86%	-	407
11/27/12	11/27/17	1.12%	-	1,000
12/19/12	12/19/19	1.20%	613	902
12/27/12	12/27/17	0.89%	-	220
01/04/13	01/04/19	1.52%	1,000	1,000
01/15/13	01/16/18	1.18%	1,000	1,000
01/22/13	01/23/17	0.96%	-	1,000
01/22/13	01/22/18	1.20%	1,000	1,000
01/22/13	01/22/19	1.44%	1,000	1,000
02/20/13	02/21/20	1.28%	331	475
02/20/13	02/21/23	1.77%	547	646
07/02/13	07/02/18	1.35%	274	682
07/22/13	07/23/18	1.27%	275	681
09/19/13	09/19/18	1.37%	171	375
01/21/14	01/22/18	1.72%	1,000	1,000
01/21/14	01/22/19	1.45%	240	442
03/20/14	03/20/19	1.50%	411	714
03/24/14	03/24/17	1.32%	-	1,500
07/21/14	07/21/21	1.94%	541	682
07/21/14	07/22/19	2.08%	500	500
07/21/14	07/23/18	1.79%	1,000	1,000
08/06/14	08/06/18	1.80%	1,000	1,000
08/21/14	08/21/19	2.12%	1,000	1,000
10/02/14	10/04/21	2.00%	1,153	1,434
10/15/14	10/15/21	1.69%	574	715
11/28/14	11/29/21	1.90%	1,175	1,455
12/31/14	12/31/19	1.63%	427	626
12/31/14	01/02/18	1.52%	1,000	1,000
01/14/15	01/14/20	1.73%	1,500	1,500
01/21/15	01/21/20	1.79%	500	500
01/21/15	01/21/21	1.97%	500	500
04/13/15	04/13/20	1.74%	1,000	1,000
05/20/15	05/20/20	1.52%	509	708
05/20/15	05/20/22	1.91%	658	796
06/25/15	06/25/20	1.65%	527	725
06/25/15	06/26/17	1.14%	-	1,000
10/29/15	10/29/20	1.51%	1,185	1,579
10/29/15	10/29/20	1.90%	1,000	1,000
01/27/16	01/27/21	1.92%	1,000	1,000
01/27/16	01/27/23	1.87%	751	888
02/12/16	02/13/23	1.66%	761	898
02/12/16	02/13/23	2.04%	500	500

Advance Date	Maturity Date	Current Rate	2017	2016
			(In Thousands)
08/24/16	08/24/17	1.01%	-	1,000
08/24/16	08/24/18	1.22%	1,000	1,000
09/21/16	03/21/17	0.83%	-	1,000
09/21/16	09/21/17	1.06%	-	2,000
09/30/16	03/30/17	0.79%	-	1,000
10/28/16	10/28/20	1.57%	1,000	1,000
11/04/16	11/04/21	1.72%	2,000	2,000
11/17/16	11/17/21	2.13%	1,000	1,000
11/17/16	11/17/21	1.78%	807	1,000
11/17/16	11/17/23	2.07%	866	1,000
11/28/16	11/29/19	1.78%	1,500	1,500
12/08/16	12/08/17	1.22%	-	1,000
12/21/16	06/21/17	0.95%	-	1,000
12/21/16	12/23/19	1.91%	1,000	1,000
12/30/16	01/03/17	0.74%	-	3,000
01/04/17	01/04/19	1.62%	1,500	-
01/19/17	01/21/20	1.91%	1,000	-
03/24/17	03/24/22	2.00%	1,309	-
03/24/17	03/25/24	2.28%	1,367	-
07/24/17	07/24/20	1.88%	1,000	-
07/24/17	07/26/21	2.03%	1,000	-
07/24/17	07/25/22	1.94%	936	-
08/31/17	08/31/18	1.55%	1,000	-
08/31/17	08/31/21	1.96%	1,000	-
09/11/17	09/11/20	1.80%	1,000	-
09/11/17	09/12/22	2.07%	1,500	-
09/27/17	09/27/18	1.66%	1,500	-
09/27/17	09/27/22	2.28%	1,000	-
10/04/17	04/04/18	1.50%	1,500	-
11/27/17	05/29/18	1.76%	3,500	-
12/04/17	03/05/18	1.59%	1,500	-
12/08/17	04/09/18	1.64%	1,000	-
12/11/17	01/11/18	1.55%	1,500	-
12/11/17	03/12/18	1.61%	1,500	-
12/29/17	01/02/18	1.53%	2,500	-

			$64,447	$56,813

Borrowings are secured by residential mortgages with a carrying amount of $190,382,000 at December 31, 2017 and the Company’s investment in FHLB stock. As of December 31, 2017, $101,788,000 was available for borrowings. At December 31, 2016, the carrying amount of borrowings secured by residential mortgages was $165,546,000 and $90,868,000 was available for new borrowings.

The following table sets forth the contractual maturities of all FHLB borrowings at December 31, 2017 (dollars in thousands):

	Contractual Maturity	Weighted Average Rate
2018	$23,220	1.57%
2019	9,730	1.66
2020	10,553	1.72
2021	10,750	1.90
2022	5,403	2.05
Thereafter	4,791	2.00
	$64,447	1.73%

The Company also has a repurchase agreement with Raymond James providing an additional $10 million in liquidity collateralized by the Company’s U.S. Government and agency obligations. There were no advances outstanding under the repurchase agreement at December 31, 2017 and 2016. Securities are not pledged until the borrowing is initiated. In addition to the repurchase agreement with Raymond James, the Company also has an unsecured line of credit through Atlantic Community Bankers Bank which would provide an additional $5 million in liquidity. There were no draws or outstanding balances from the line of credit at December 31, 2017 and 2016.